Borrowings and financing (Details Narrative) R$ in Billions	Mar. 31, 2024 Number	Mar. 05, 2024 BRL (R$)	Dec. 31, 2023 Number
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture | R$		R$ 2,940.5
Currency U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	4.9962		4.8413
Currency J P Y [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	0.03301		0.03422